Investments in equity method investees - General (Details) - 6 months ended Sep. 30, 2020 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Investments in equity investees
Balance as of beginning of period	¥ 189,632
Additions	10,471
Share of results, other comprehensive income and other reserves	6,165
Disposals and distributions received	(915)
Transfers	4,832
Impairment loss	(5)
Foreign currency translation adjustments	(731)
Balance as of end of period	¥ 209,449	$ 30,848